Schedule of Basic And Diluted (Loss) Earnings Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net (Loss) Income per Common Share
Net Income (Loss)	$ (897,857)	$ 323,665	$ (1,793,227)	$ (2,479,661)
Basic, net (loss) earnings per share	$ (0.02)	$ 0.01	$ (0.05)	$ (0.07)
Diluted, net (loss) earnings per share	$ (0.02)	$ 0.01	$ (0.05)	$ (0.07)
Weighted-average shares outstanding	36,953,087	36,920,226	36,920,226	36,688,266
Diluted Shares	36,953,087	36,920,226	36,920,226	36,688,266